UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
                ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act file number 811-10395
                                                           -----

Pioneer Global High Yield Fund
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
----------------------------------------------------
(Address of principal executive offices)

Dorothy Bourassa
60 State Street
Boston, MA  02109
----------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2005 to June 30, 2006

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Global High Yield Fund

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 17, 2006
      ----------------





======================== PIONEER GLOBAL HIGH YIELD FUND ========================


ANCHOR GLASS CONTAINER CORP.

Ticker:                      Security ID:  033038AP5
Meeting Date: APR 10, 2006   Meeting Type: Written Consent
Record Date:  MAR 15, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     SECOND AMENDED PLAN OF REORGANIZATION OF  None      Abstain    Management
      ANCHOR GLASS CONTAINER CORPORATION
      (SENIOR NOTES CLAIM)
2     SECOND AMENDED PLAN OF REORGANIZATION OF  None      Abstain    Management
      ANCHOR GLASS CONTAINER CORPORATION
      (GENERAL UNSECURED CLAIMS)


--------------------------------------------------------------------------------

KVAERNER ASA (FORMERLY AKER KVAERNER AS)

Ticker:                      Security ID:  R38879AV5
Meeting Date: MAY 15, 2006   Meeting Type: Bondholder
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Notice of Meeting                 For       Did Not    Management
                                                          Vote
1     Approve Meeting Agenda                    For       Did Not    Management
                                                          Vote
3     Designate Inspector or Shareholder        For       Did Not    Management
      Representative(s) of Minutes of Meeting             Vote
4     Amend Certain Clauses to Loan Agreement   For       Did Not    Management
                                                          Vote

========== END NPX REPORT